UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.888.944.4367

Date of fiscal year end:   11/30/2012

Date of reporting period: 02/29/2012

Item 1.

Schedule of Investments (Unaudited)

The schedule of investments for the Compass Funds, a series of the Trust, as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (60.08%)

Debt Funds - (42.49%)
Guggenheim Enhanced Short Duration Bond ETF (a)	22,500	$ 1,120,950
iShares Barclays 3-7 Year Treasury Bond Fund	137,091	16,714,135
iShares Barclays Intermediate Credit Bond Fund	155,053	16,959,697
PIMCO Enhanced Short Maturity Strategy Fund (a)	182,664	18,439,931
		53,234,713
Equity Funds - (11.87%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	79,042	2,858,949
PowerShares FTSE RAFI Emerging Markets Portfolio	41,054	978,727
PowerShares FTSE RAFI US 1000 Portfolio	46,333	2,735,964
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	14,431	959,084
S&P 500 ETF Trust	20,084	2,748,897
WisdomTree DEFA Fund	60,258	2,713,418
WisdomTree Emerging Markets Equity Income Fund	16,084	938,501
WisdomTree SmallCap Earnings Fund	16,963	938,054
		14,871,594
Real Estate Funds - (5.72%)
iShares Cohen & Steers Realty Majors Index Fund	24,040	1,767,181
iShares Dow Jones US Real Estate Index Fund	29,494	1,773,769
SPDR Dow Jones International Real Estate ETF	49,500	1,805,760
WisdomTree Global ex-US Real Estate Fund	67,426	1,818,479
		7,165,189
TOTAL EXCHANGE-TRADED FUNDS (Cost $72,409,592)		75,271,496

SHORT-TERM INVESTMENTS - (34.45%)
Fidelity Institutional Money Market Portfolio - 0.16% * (a)	43,158,245	43,158,245
TOTAL SHORT-TERM INVESTMENTS (Cost $43,158,245)		43,158,245

Total Investments (Cost $115,567,837) - 94.53%		$ 118,429,741

Other Assets in Excess of Liabilities, Net - 5.47%		6,847,695

Net Assets - 100%		$ 125,277,436

* Rate shown represents the rate at February 29, 2012, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF FUTURES - February 29, 2012 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (0.65%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.07%)
Aluminum LME Futures, March 2012	13	$ 745,713	$ 4,550
Crude Oil Futures, April 2012	8	856,560	35,440
Gasoline RBOB Futures, April 2012	7	957,617	12,671
Heating Oil Futures, April 2012	8	1,077,182	2,923
Lean Hogs Futures, April 2012	32	1,144,640	16,028
Live Cattle 2nd Futures, April 2012	32	1,660,800	9,679
Silver CMX Futures, May 2012	4	692,840	(24,360)
Soybean Futures, May 2012	18	1,188,000	17,100
Soybean Meal Futures, May 2012	27	952,830	30,020
Soybean Oil Futures, May 2012	40	1,307,280	(11,040)
		10,583,462	93,011

Currency Futures - (0.07%)
Australian Dollar Futures, March 2012	28	3,007,200	42,560
Canadian Dollar Futures, March 2012	44	4,448,840	14,080
New Zealand Dollar Futures, March 2012	34	2,844,440	29,580
		10,300,480	86,220

Equity Futures - (0.35%)
DAX Index Futures, March 2012	7	1,598,024	90,573
FTSE NEW 100 Futures, March 2012	24	2,234,348	40,745
HANG SENG Futures, March 2012	13	1,814,402	25,243
MSCI Taiwan Index Futures, March 2012	58	1,673,300	34,800
NASDAQ 100 E-Mini Futures, March 2012	32	1,678,720	116,660
S&P 500 E-Mini Futures, March 2012	33	2,251,260	90,360
S&P/TSX 60 IX Futures, March 2012	16	2,321,569	(4,528)
SGX Nikkei Futures, March 2012	15	896,659	51,686
		14,468,282	445,539

Fixed Income Futures - (0.16%)
Canadian 10 Year Bond Futures, June 2012	71	9,514,746	37,955
Euro BOBL Futures, March 2012	59	9,872,135	73,879
Euro Bund Futures, March 2012	36	6,709,012	105,097
Long Gilt Futures, June 2012	33	6,037,902	6,394
U.S. 10 Year Treasury Note, June 2012	74	9,690,531	(11,680)
U.S. Long Bond Futures, June 2012	32	4,533,000	(16,469)
		46,357,326	195,176
Total Long Future Contracts		$ 81,709,550	$ 819,946

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (-0.29%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.10%)
Cocoa Futures, May 2012	21	$ 490,140	$ (29,824)
Coffee "C" Futures, May 2012	8	609,750	27,150
Copper Futures, May 2012	7	678,913	5,163
Corn 2nd Futures, May 2012	28	921,200	(24,500)
Cotton #2 Futures, May 2012	16	723,520	26,586
Gold CMX Futures, April 2012	7	1,197,910	(16,980)
Natural Gas Futures, April 2012	11	287,760	16,390
Sugar #11 Futures, May 2012	28	784,314	(46,286)
Wheat Futures, May 2012	22	734,800	(33,550)
Zinc LME Futures, March 2012	12	629,550	(50,950)
		7,057,857	(126,801)

Currency Futures - (-0.17%)
British Pound Futures, March 2012	45	4,477,219	(117,681)
Euro Futures, March 2012	18	3,001,275	(84,844)
Japanese Yen Futures, March 2012	28	4,312,350	101,500
Swiss Franc Futures, March 2012	22	3,043,975	(115,932)
		14,834,819	(216,957)

Equity Futures - (-0.02%)
SPI 200 Index Futures, March 2012	10	1,149,291	(19,016)
		1,149,291	(19,016)
Total Short Future Contracts		$ 23,041,967	$ (362,774)

COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (59.00%)
Debt Fund - (16.21%)
Guggenheim Enhanced Short Duration Bond ETF (a)	13,500	$ 672,570
PIMCO Enhanced Short Maturity Strategy Fund (a)	109,795	11,083,805
		11,756,375

Equity Funds - (29.66%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	113,916	4,120,342
PowerShares FTSE RAFI Emerging Markets Portfolio	60,132	1,433,547
PowerShares FTSE RAFI US 1000 Portfolio	66,863	3,948,260
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	20,202	1,342,625
S&P 500 ETF Trust	29,001	3,969,367
WisdomTree DEFA Fund	88,563	3,987,992
WisdomTree Emerging Markets Equity Income Fund	23,597	1,376,885
WisdomTree SmallCap Earnings Fund	24,059	1,330,463
		21,509,481
Real Estate Funds - (13.13%)
iShares Cohen & Steers Realty Majors Index Fund	34,128	2,508,749
iShares Dow Jones US Real Estate Index Fund	41,871	2,518,122
SPDR Dow Jones International Real Estate ETF	62,632	2,284,815
WisdomTree Global ex-US Real Estate Fund	81,795	2,206,011
		9,517,697
TOTAL EXCHANGE-TRADED FUNDS (Cost $39,777,966)		42,783,553

SHORT-TERM INVESTMENTS - (32.39%)
Fidelity Institutional Money Market Portfolio - 0.16% * (a)	23,488,492	23,488,492
TOTAL SHORT-TERM INVESTMENTS - (Cost $23,488,492)		23,488,492

Total Investments (Cost $63,266,458) - 91.39%		$ 66,272,045

Other Assets in Excess of Liabilities, Net - 8.61%		6,243,736

Net Assets - 100%		$ 72,515,781

* Rate shown represents the rate at February 29, 2012, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS			ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (1.27%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.18%)
Aluminum LME Futures, March 2012	18	$ 1,032,525	$ 6,300
Crude Oil Futures, April 2012	11	1,177,770	48,730
Gasoline RBOB Futures, April 2012	11	1,504,826	19,912
Heating Oil Futures, April 2012	11	1,481,126	4,019
Lean Hogs Futures, April 2012	46	1,645,420	23,040
Live Cattle 2nd Futures, April 2012	46	2,387,400	14,238
Silver CMX Futures, May 2012	5	866,050	(30,450)
Soybean Futures, May 2012	24	1,584,000	22,800
Soybean Meal Futures, May 2012	38	1,341,020	42,130
Soybean Oil Futures, May 2012	57	1,862,874	(15,732)
		14,883,011	134,987
Currency Futures - (0.17%)
Australian Dollar Futures, March 2012	39	4,188,600	59,280
Canadian Dollar Futures, March 2012	63	6,369,930	20,160
New Zealand Dollar Futures, March 2012	48	4,015,680	41,760
		14,574,210	121,200

Equity Futures - (0.86%)
DAX Index Futures, March 2012	11	2,511,180	125,077
FTSE NEW 100 Futures, March 2012	34	3,165,326	57,030
HANG SENG Futures, March 2012	19	2,651,818	36,894
MSCI Taiwan Index Futures, March 2012	82	2,365,700	49,200
NASDAQ 100 E-Mini Futures, March 2012	45	2,360,700	160,359
S&P 500 E-Mini Futures, March 2012	48	3,274,560	130,860
S&P/TSX 60 IX Futures, March 2012	23	3,337,255	(6,509)
SGX Nikkei Futures, March 2012	20	1,195,545	68,915
		20,862,084	621,826
Fixed Income Futures - (0.06%)
Canadian 10 Year Bond Futures, March 2012	21	2,814,221	12,665
Euro Bund Futures, March 2012	11	2,049,976	30,441
Long Gilt Futures, June 2012	10	1,829,667	2,990
U.S. 10 Year Treasury Note, June 2012	22	2,880,969	344
U.S. Long Bond Futures, June 2012	10	1,416,563	(5,469)
		10,991,396	40,971
Total Long Future Contracts		$ 61,310,701	$ 918,984

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (-0.69%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.25%)
Cocoa Futures, May 2012	30	$ 700,200	$ (42,120)
Coffee "C" Futures, May 2012	12	914,625	38,887
Copper Futures, May 2012	11	1,066,863	8,113
Corn 2nd Futures, May 2012	39	1,283,100	(34,125)
Cotton #2 Futures, May 2012	23	1,040,060	38,217
Gold CMX Futures, April 2012	8	1,369,040	(24,160)
Natural Gas Futures, April 2012	15	392,400	22,350
Sugar #11 Futures, May 2012	40	1,120,448	(66,209)
Wheat CBOT Futures, May 2012	31	1,035,400	(47,275)
Zinc LME Futures, March 2012	18	944,325	(76,490)
		9,866,461	(182,812)
Currency Futures - (-0.40%)
British Pound Futures, March 2012	64	6,367,600	(165,906)
Euro Futures, March 2012	24	4,001,700	(113,326)
Japanese Yen Futures, March 2012	40	6,160,500	145,000
Swiss Franc Futures, March 2012	30	4,150,875	(159,313)
		20,680,675	(293,545)
Equity Futures - (-0.04%)
SPI 200 Index Futures, March 2012	14	1,609,008	(26,695)
		1,609,008	(26,695)
Total Short Future Contracts		$ 32,156,144	$ (503,052)

COMPASS EMP FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (40.85%)
Debt Funds - (24.87%)
Guggenheim Enhanced Short Duration Bond ETF	69,000	$ 3,437,580
PIMCO Enhanced Short Maturity Strategy Fund (a)	562,213	56,755,403
		60,192,983

Real Estate Funds - (15.98%)
iShares Cohen & Steers Realty Majors Index Fund	130,067	9,561,225
iShares Dow Jones US Real Estate Index Fund	159,578	9,597,021
SPDR Dow Jones International Real Estate ETF	266,442	9,719,804
WisdomTree Global ex-US Real Estate Fund	362,929	9,788,195
		38,666,245
TOTAL EXCHANGE-TRADED FUNDS (Cost $95,869,892)		98,859,228

SHORT-TERM INVESTMENTS - (49.50%)
Fidelity Institutional Money Market Portfolio - 0.16% * (a)	119,798,717	119,798,717
TOTAL SHORT-TERM INVESTMENTS (Cost $119,798,717)		119,798,717

Total Investments (Cost $215,668,609) - 90.35%		$ 218,657,945

Other Assets in Excess of Liabilities, Net - 9.65%		23,362,998

Net Assets - 100%		$ 242,020,943

* Rate shown represents the rate at February 29, 2012, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (1.53%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.20%)
Aluminum LME Futures, March 2012	70	$ 4,015,375	$ 24,500
Crude Oil Futures, April 2012	42	4,496,940	186,060
Gasoline RBOB Futures, April 2012	39	5,335,294	70,598
Heating Oil Futures, April 2012	43	5,789,855	15,712
Lean Hogs Futures, April 2012	175	6,259,750	87,651
Live Cattle 2nd Futures, April 2012	174	9,030,600	53,324
Silver CMX Futures, May 2012	22	3,810,620	(133,980)
Soybean Futures, May 2012	94	6,204,000	89,300
Soybean Meal Futures, May 2012	143	5,046,470	163,350
Soybean Oil Futures, May 2012	218	7,124,676	(60,168)
		57,113,580	496,347

Currency Futures - (0.19%)
Australian Dollar Futures, March 2012	150	16,110,000	228,000
Canadian Dollar Futures, March 2012	242	24,468,620	77,440
New Zealand Dollar Futures, March 2012	184	15,393,440	159,870
		55,972,060	465,310

Equity Futures - (0.99%)
DAX Index Futures, March 2012	40	9,131,565	491,682
FTSE NEW 100 Futures, March 2012	131	12,195,814	219,979
HANG SENG Futures, March 2012	72	10,048,994	139,809
MSCI Taiwan Index Futures, March 2012	310	8,943,500	186,000
NASDAQ 100 E-Mini Futures, March 2012	171	8,970,660	607,060
S&P 500 E-Mini Futures, March 2012	183	12,484,260	497,460
S&P TSX 60 IX Futures, March 2012	89	12,913,725	(25,187)
SGX Nikkei Futures, March 2012	79	4,722,403	272,213
		79,410,921	2,389,016

Fixed Income Futures - (0.15%)
Canadian 10 Year Bond Futures, June 2012	149	19,967,566	83,461
Euro BOBL Futures, March 2012	70	11,712,702	88,983
Euro Bund Futures, March 2012	74	13,790,748	226,754
Long Gilt Futures, June 2012	70	12,807,670	14,315
U.S. 10 Year Treasury Note, June 2012	154	20,166,781	(12,914)
U.S. Long Bond Futures, March 2012	68	9,632,625	(36,500)
		88,078,092	364,099
Total Long Future Contracts		$ 280,574,653	$ 3,714,772

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (-0.75%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.23%)
Cocoa Futures, May 2012	86	$ 2,007,240	$ (119,666)
Coffee "C" Futures, May 2012	35	2,667,656	109,594
Copper Futures, May 2012	30	2,909,625	22,125
Corn 2nd Futures, May 2012	113	3,717,700	(98,875)
Cotton #2 Futures, May 2012	65	2,939,300	87,053
Gold CMX Futures, April 2012	24	4,107,120	(72,480)
Natural Gas Futures, April 2012	42	1,098,720	62,580
Sugar #11 Futures, May 2012	115	3,221,288	(190,880)
Wheat CBOT Futures, May 2012	87	2,905,800	(132,675)
Zinc Future LME Futures, March 2012	50	2,623,125	(220,328)
		28,197,574	(553,552)

Currency Futures - (-0.48%)
British Pound Futures, March 2012	246	24,475,463	(634,181)
Euro Futures, March 2012	93	15,506,588	(434,217)
Japanese Yen Futures, March 2012	152	23,409,900	551,000
Swiss Franc Futures, March 2012	118	16,326,775	(638,617)
		79,718,726	(1,156,015)

Equity Futures - (-0.04%)
SPI 200 Index Futures, March 2012	53	6,091,243	(111,941)
		6,091,243	(111,941)
Total Short Future Contracts		$ 114,007,543	$ (1,821,508)

COMPASS EMP FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2012 (Unaudited)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.   When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets,

                interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of February 29, 2012:

Security Classification (1)	Balanced Fund (2)	Growth Fund (2)	Alternative Fund (2)
Level 1 – Exchange-Traded Funds (3)	$ 75,271,496	$ 42,783,553	$ 98,859,228
Level 2 – Short-Term Investments	43,158,245	23,488,492	119,798,717
Level 3	-	-	-
Total Investments	$ 118,429,741	$ 66,272,045	$ 218,657,945
Other Financial Instruments:
Level 1 – Futures Contracts (4)	$ 457,172	$ 415,932	$ 1,893,264
Total Other Financial Instruments	$ 457,172	$ 415,932	$ 1,893,264

Other Financial Assets:
Level 3 – Receivables: Due from Broker	$ 2,419,214	$ 2,333,559	$ 8,444,131
Total Other Financial Instruments	$ 2,419,214	$ 2,333,559	$ 8,444,131

(1)

As of and during the three month period ended February 29, 2012, the Funds held assets that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is provided below.

(2)

Consolidated.

(3)

All exchange-traded funds held in the Funds are Level 1 securities.  For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

(4)

Futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

COMPASS EMP FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2012 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Balanced Fund Other Financial Assets	Growth Fund Other Financial Assets	Alternative Fund Other Financial Assets

Beginning balance November 30, 2011	$ 3,475,127	$ 3,363,985	$ 11,885,579
Total realized gain/(loss)	-	-	-
Change in unrealized depreciation	-	-	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Net transfers in/(out) of Level 3	(1,055,913)	(1,030,426)	(3,441,448)
Ending balance February 29, 2012	$ 2,419,214	$ 2,333,559	$ 8,444,131

Level 3 assets represent 3.14%, 5.16% and 5.54% of the Balanced Fund, Growth Fund and Alternative Fund, respectively.  Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.  In each case the Level 3 asset consisted of a receivable due from MF Global Inc. (“MFGI”), a broker-dealer that is being liquidated under the direction of the U.S. Securities Investor Protection Act of 1970 (SIPA). During the period from December 1, 2011 through February 29, 2012, the following amounts were collected for the MFGlobal receivables, $1,118,588, $1,125,538 and $3,761,367 for the Balanced Fund, Growth Fund and Alternative Fund, respectively.  The amounts collected represent approximately 32.19%, 33.46% and 31.65% of the total receivable previously reported for the Balanced Fund, Growth Fund and Alternative Fund, respectively.  Due to these collections and the closing of certain open futures positions with MFGI subsequent to November 30, 2011, as of February 29, 2012, the receivable balances due from MFGI are $2,419,215, $2,333,559 and $8,444,131 for the Balanced Fund, Growth Fund and Alternative Fund, respectively.  The Funds continue to value the balance of the receivable at 100%, and the pricing committee continues to monitor the appropriateness of the valuation.  The valuation is based on many factors including, without limitation, market data, information from financial media sources, public statements by the SIPA trustee, and consultations with attorneys monitoring the bankruptcy proceedings.  However, the amount that is ultimately collected by the Funds from MFGI is unknown, may be less that the amounts currently reflected in each Fund’s net asset value, and these differences may be material.

Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

COMPASS EMP FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2012 (Unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures for the three month period ended February 29, 2012 are as follows:

The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Consolidated Statements
Fund *	as Hedging Instruments	of Assets and Liabilities	Value**
Balanced Fund	Futures Contracts	Futures variation margin receivable	$ 457,172
Growth Fund	Futures Contracts	Futures variation margin receivable	415,932
Alternative Fund	Futures Contracts	Futures variation margin receivable	1,893,264

*

Consolidated

**

Includes only current variation margin.

The effect of derivative instruments on the Consolidated Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund *	as Hedging Instruments	Derivatives Recognized in Income	Value
Balanced Fund	Futures Contracts	Net realized loss on futures contracts	$(1,067,282)
Balanced Fund	Futures Contracts	Net change in unrealized appreciation on futures contracts	473,194
Growth Fund	Futures Contracts	Net realized gain on futures contracts	888,819
Growth Fund	Futures Contracts	Net change in unrealized appreciation on futures contracts	(71,886)
Alternative Fund	Futures Contracts	Net realized loss on futures contracts	(4,542,941)
Alternative Fund	Futures Contracts	Net change in unrealized appreciation on futures contracts	623,054

*

Consolidated.

At February 29, 2012, notional values were 46.83%, 40.20% and 68.82% of the net assets of the Balanced Fund, Growth Fund and Alternative Fund, respectively.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balanced Fund, Growth Fund and Alternative Fund are consolidated and include the accounts of CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.  For the period from May 9, 2011 through February 29, 2012, the CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd had deficits of $1,453,145, $2,135,665 and $5,700,553, respectively.

COMPASS EMP FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2012 (Unaudited)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments and futures positions at February 29, 2012 for each Fund were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$ 118,850,398	$ 3,166,134	$ (1,516,538)	$ 1,649,596
Growth Fund	67,522,643	3,230,327	(2,191,624)	1,038,702
Alternative Fund	227,410,178	4,284,637	(5,407,691)	(1,123,054)
CEMPMAB Fund Ltd.	8,025,806	6,427	(58,516)	(52,089)
CEMPMAG Fund Ltd.	11,342,823	8,213	(87,199)	(78,986)
CEMPAS Fund Ltd.	47,388,724	57,807	(247,320)	(189,513)

The differences between book basis and tax-basis net unrealized appreciation at February 29, 2012 for each Fund are attributable primarily to the tax deferral of losses on wash sales.

UNDERLYING FUND RISK

The Funds invest primarily in other investment companies (“Underlying Funds”).  Each Underlying Fund, including each Exchange-Traded Fund ("ETF"), is subject to specific risks, depending on the nature of the Underlying Fund.  These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities.  Investors in the Funds will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses.

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing a portion of their assets in the Fidelity Institutional Money Market Portfolio (“Fidelity”).  The Funds may redeem their investments from Fidelity at any time if the Manager determines that it is in the best interest of the Funds and their shareholders.  The performance of the Funds may be directly affected by the performance of Fidelity.  As of February 29, 2012, the percentages of the Funds’ net assets invested in Fidelity were 32.39%, 34.45% and 49.50% by the Balanced Fund, Growth Fund and Alternative Fund, respectively.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	April 27, 2012

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	April 27, 2012